(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain on lease terminations	$ 21,237	$ 21,806	$ 5,311
Loss on sale of SPCs to Frontline 2012	0	0	(306,972)
Net (loss) gain on sale of vessels	0	(2,109)	9,271
Amortization of deferred gains	2,321	15,062	11,653
Other	0	0	(66)
Gain (loss) on sale of vessels	$ 23,558	$ 34,759	$ (280,803)